                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4788

                                   VLC TRUST
               (Exact name of registrant as specified in charter)

               ONE REGENCY PLAZA, PROVIDENCE, RHODE ISLAND 02903
                    (Address of principal executive offices)

                           MARGARET D. FARRELL, ESQ.
                                   SECRETARY
                          HINCKLEY, ALLEN & SNYDER LLP
                               1500 FLEET CENTER
                         PROVIDENCE, RHODE ISLAND 02903
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (401) 421-1411

Date of fiscal year end: October 31

Date of reporting period: October 31, 2007

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

-------------------------------------------------------------------------------
                                                               OCTOBER 31, 2007

ITEM 1

      The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

                       OCEAN STATE TAX EXEMPT FUND [LOGO]

                            REPORT OF THE PRESIDENT
                                October 31, 2007

      Recession threat? Sub-prime debt debacle? Inflation? Weakened U.S. dollar? Lingering U.S. housing slump? The news headlines have not been the most upbeat or optimistic for the investment environment.

      Fortunately, remember in times of turmoil the objective of the Ocean State Tax Exempt Fund ("the Fund") is to provide a high level of current net income, exempt from Rhode Island and Federal taxes*, as is consistent with preservation of capital. With the Fund we take a long-term approach to investing, regardless of the market environment.

      Historically, interest rates have been cyclical, rising and falling over time during economic cycles. Currently, the Federal Reserve Bank is in a rate reduction mode - normally good news for bond owners. Rate cuts increase the attractiveness of existing municipal bonds due to their now relatively higher interest rates. The Fund has been structured to be held in any kind of investment environment. We strive to minimize the Fund's price volatility or swings in share net asset value through a variety of strategies. With the Fund's current 10 year average maturity management's goal is to maintain a solid dividend yield while not extending the portfolio too far.

      Why own an investment in municipal bonds? Simply put - income taxes are high and we expect them to remain so. Investing in tax exempt municipal bonds is a tax avoidance strategy for those in higher tax brackets. For Rhode Island residents the Ocean State Tax Exempt Fund offers double tax-free income - exempt from both Rhode Island and Federal taxes. This tax advantage is the chief reason investors own and buy this Fund.

      Recently private bond insurers have been placed under scrutiny over the deteriorating credit profile of some insurers as a result of the ongoing U.S. mortgage crisis. These same firms insure many of the bonds held by the Ocean State Tax Exempt Fund. Are municipal bond owners at risk? We believe the risk to municipal bonds is minimal. Remember that what is really backing up the bonds we purchase for the Fund is the strength of the underlying credit of each bond. Each bonds underlying credit is unaffected by private guarantors. Even if an insurer were to default it doesn't mean that the city, hospital or university that issued the bond won't fulfill its obligation to pay principal and interest due to the bondholder.

      Happy holidays!

                                   Sincerely yours,

/s/ Alfred B. Van Liew                 /s/ John H. St. Sauveur

Alfred B. Van Liew                     John H. St. Sauveur
President                              Chairman of the Board of Trustees

* For certain investors, some dividends may be subject to Federal and State taxes.

                        NOT A PART OF THE ANNUAL REPORT

                          OCEAN STATE TAX EXEMPT FUND
                         INVESTMENT PERFORMANCE REVIEW
                             as of October 31, 2007

                                                                     Prior
                                           November 1, 2006       Fiscal Year      November 1, 2002    November 1, 1997
                                                through              Ended              through             through
                                           October 31, 2007    October 31, 2006    October 31, 2007    October 31, 2007
                                           ----------------    ----------------    ----------------    ----------------
Total Rate of Return (b)
  Based on:
    Net Asset Value .......................      1.24%               3.56%              2.53%             3.54%
    Offering Price ........................     (2.78)%             (0.55)%             1.69%             3.11%

                                                 As of               As of
                                           October 31, 2007    October 31, 2006
                                           ----------------    ----------------
30-day Current Yield
  Based on:
    Net Asset Value .......................      2.28%               3.30%
    Offering Price ........................      2.19%               3.17%

30-day Tax-equivalent Yield (a)
  Based on:
    Net Asset Value .......................      3.90%               5.64%
    Offering Price ........................      3.74%               5.42%

      The Ocean State Tax Exempt Fund has placed a high priority on capital preservation while at the same time striving for competitive after-tax investment returns. The Fund has maintained the weighted average maturity of the portfolio at 10.2 years as of October 31, 2007.

      The average quality rating of the investments, in the following table was Aaa/AAA (Moody's and Standard & Poor's bond rating services).

                          Portfolio Quality Analysis

                                                         % of Total Portfolio
                                                        ---------------------
                                                         as of        as of
          Rating                                        10/31/07     10/31/06
          ------                                        --------     --------

          Aaa/AAA .................................       76.12%       66.50%
          Aa/AA ...................................       19.93%       25.94%
          A .......................................        2.33%        2.01%
          Baa/BBB .................................        1.62%        5.55%
          Not Rated ...............................           0%           0%

      The Fund will continue its policy of seeking the highest tax advantaged yields available, consistent with maintaining quality and diversification objectives.

(a) For 2007, shareholders were subject to a maximum Federal tax rate of 35% and a Rhode Island tax rate of 9.90% of Federal taxable income. All dividend income is exempt from local, state and Federal taxes for Rhode island residents. Capital gains taxes will apply to any distributed capital gains.
(b) Past performance is no guarantee of future results. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The offering price reflects a maximum sales charge of 4.00%.

              Management's Discussion of Investment Performance

      October 31, 2007 marked the end of the Fund's twentieth fiscal year. During the prior 12 months, the Fund's net asset value (NAV) declined from $10.15 to $9.97. The Fund's dividend distribution declined to $0.31 per share during the year while the Fund's total return on net asset value was 1.24%.*

      During the year the Fund's management shortened the Fund's average maturity from 12 to 10 years while the Aaa/AAA component of the portfolio was increased to 76%. Due to the declining interest rate environment the Fund's management refrained from extending the maturity of the Fund's portfolio. Management continues to emphasize call protection in this lingering low long-term interest rate environment.

      Insured general obligation bonds still represent the largest sector weighting of the bond's portfolio followed by insured revenue bonds.** Fund management remains focused on the Fund's investment objective to provide as high a level of current income, exempt from Federal and Rhode Island tax, as is consistent with the preservation of principal.

 * A portion of the Fund's income may be subject to federal income and/or state income tax. The total return on net asset value does not include the 4.00% maximum sales charge.
** Private insurance does not decrease the risk of loss of principal associated with this investment.

      The following graph compares the performance of the Fund to the performance of the Lehman Brothers Municipal Bond Index. The graph assumes a $10,000 hypothetical investment at November 1, 1997 through October 31, 2007 with all distributions reinvested in shares. The Fund information with respect to Class A Shares reflects the maximum sales charge of 4% and all Fund expenses. The index graph line does not reflect any expenses or sales charges. The performance table and graph of the Fund do not reflect the deduction of taxes that a shareholder would pay on Fund capital gains distributions or the redemption of shares. All performance data represents past performance and should not be considered indicative of future performance.

                             PERFORMANCE COMPARISON
      OCEAN STATE TAX-EXEMPT FUND VS. LEHMAN BROTHERS MUNICIPAL BOND INDEX

------------------------------------------------------------------------------------------------------------------------------------
             OCT-31-97  OCT-31-98  OCT-31-99  OCT-31-00  OCT-31-01  OCT-31-02  OCT-31-03  OCT-31-04  OCT-31-05  OCT-31-06  OCT-31-07
-----------------------------------------------------------------------------------------------------------------------------------
Ocean State
Tax-Exempt
Fund ......     9,596     10,120     10,053     10,678     11,494     11,978     12,409     12,849     12,921     13,381     13,548
-----------------------------------------------------------------------------------------------------------------------------------
Lehman
Municipal
Bond Index.    10,000     10,802     10,611     11,513     12,724     13,471     14,160     15,012     15,396     16,282     16,756
-----------------------------------------------------------------------------------------------------------------------------------

      The following table shows the Fund's average annual total returns over the past 1, 5 and 10 fiscal years. The information reflects the maximum sales charge of 4%.

Fiscal Year Periods Ending
October 31, 2007                  Past One Year   Past 5 Years   Past 10 Years
--------------------------        -------------   ------------   -------------
Ocean State Tax-Exempt Fund ...       -2.78%          1.69%          3.11%

Fund Expenses Borne by Shareholders During the Period from
 May 1, 2007 through October 31, 2007.

      As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2007 through October 31, 2007.

Actual Expenses

      The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line in the table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses Table

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                    Expenses
                               Annualized      Beginning          Ending          Paid During
                                 Expense     Account Value    Account Value*        Period**
                                  Ratio          5/1/07          10/31/07       5/1/07-10/31/07
                               ----------    -------------    --------------    ---------------

Actual ....................       1.95%        $1,000.00         $  994.90           $9.81
Hypothetical ..............       1.95%        $1,000.00         $1,025.00           $9.95

 *  Ending account value reflects the ending account value assuming the actual return per year before expenses (Actual) and a hypothetical 5% return per year before expenses
    (Hypothetical).
**  Expenses paid is equal to the annualized expense ratio for the most recent 6 month period, as shown above, multiplied by the average account value over the period multiplied by the number of days in the period divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

                          OCEAN STATE TAX EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                             as of October 31, 2007

                                                    ASSETS
Investments at value (identified cost $21,452,881) (Note 1A) ..............................       $21,897,639
Cash                                                                                                  173,780
Interest receivable                                                                                   271,786
                                                                                                  -----------
      Total Assets ........................................................................       $22,343,205

                                                  LIABILITIES

Payable for securities purchased ..........................................................          $111,659
Accrued expenses ..........................................................................            30,767
Distribution payable to shareholders ......................................................            18,717
Accrued management fees ...................................................................            21,879
                                                                                                  -----------
      Total Liabilities ...................................................................          $183,022
                                                                                                  ===========
      Net Assets ..........................................................................       $22,160,183
                                                                                                  ===========
Net Assets consist of:
Shares of beneficial interest at par ($.01/share) .........................................           $22,222
Additional paid-in capital ................................................................        21,769,471
Accumulated net realized loss on investment transactions ..................................            (3,812)
Distributions in excess of net investment income ..........................................           (72,456)
Net unrealized appreciation of investments ................................................           444,758
                                                                                                  -----------
Total -- Representing Net Assets at Value for 2,222,215 Shares Outstanding ................       $22,160,183
                                                                                                  ===========

Computation of Net Asset Value & Offering Price:
Net Assets ................................................................................       $22,160,183
Divided by number of shares outstanding ...................................................         2,222,215
Net asset value ...........................................................................       $      9.97
                                                                                                  ===========
Offering price ............................................................................            $10.39
                                                                                                  ===========

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND
                            STATEMENT OF OPERATIONS
                     For the period ended October 31, 2007

Investment Income
Interest income (Note 1C) ...................................................    $1,132,033
Expenses:
  Adviser fees (Note 2) .........................................   $  84,058
  Administrator fees (Note 2) ...................................      60,041
  Transfer agent fees ...........................................      95,340
  Auditing fees .................................................      52,315
  Legal fees and expenses .......................................      24,467
  Trustees fees and expenses ....................................      24,750
  Custody .......................................................      20,495
  Distribution expense (Note 5) .................................      18,502
  Shareholder reports ...........................................       9,810
  Miscellaneous expenses ........................................       3,336
  Pricing fees ..................................................       3,083
  Registration fees .............................................       1,975
  Insurance .....................................................       1,377
                                                                    ---------
                                                                    $ 399,549
                                                                                 ----------
      Net Investment Income .................................................    $  732,484

Realized and Unrealized Gain/(loss) on Investments
Net Realized Gain/(Loss) on Investments .........................   $ (27,189)
Net Change in Unrealized (Depreciation) of Investments ..........    (396,572)
                                                                    ---------
Net Realized and Unrealized (Loss) on Investments ...........................      (423,761)
                                                                                 ----------
Net Increase in Net Assets Resulting from Operations ........................    $  308,723
                                                                                 ==========

                      See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                    For the Period        Fiscal Year
                                                                         Ended               Ended
                                                                   October 31, 2007    October 31, 2006
                                                                   ----------------    ----------------
Increase (Decrease) in Net Assets Resulting from:
Operations:
  Net investment income ......................................        $   732,484         $   881,454
  Net realized gain/(loss) on investments ....................            (27,189)             (2,865)
  Change in unrealized appreciation/(depreciation)
   of investments ............................................           (396,572)             63,643
                                                                      -----------         -----------
  Net increase in net assets resulting from operations .......        $   308,723         $   942,232

Dividends and distributions to shareholders from:
  Net investment income ($.31 per share in 2007 and
   $.33 per share in 2006) ...................................           (732,484)           (881,453)
  Net realized gains ($.00 per share in 2007 and
   $.03 per share in 2006) ...................................                  0             (92,289)
                                                                      -----------         -----------
      Total distributions to shareholders ....................           (732,484)           (973,742)

  Net (decrease) from fund share transactions (Note 4) .......         (3,610,783)         (1,942,463)
                                                                      -----------         -----------

      Total (decrease) in net assets .........................         (4,034,544)         (1,973,973)

NET ASSETS:
  Beginning of period ........................................         26,194,727          28,168,700
                                                                      -----------         -----------
  End of period ..............................................        $22,160,183         $26,194,727
                                                                      ===========         ===========
  Distribution in excess of net investment income ............        $   (72,456)        $   (72,114)

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND
                              FINANCIAL HIGHLIGHTS
                For a share outstanding throughout each period.

      The following data includes selected data and other performance information derived from the financial statements.

                                                             Fiscal      Fiscal      Fiscal      Fiscal      Fiscal
                                                              Year        Year        Year        Year        Year
                                                              Ended       Ended       Ended       Ended       Ended
                                                            10/31/07    10/31/06    10/31/05    10/31/04    10/31/03
                                                            --------    --------    --------    --------    --------
Per Share Operating Performance:
Net Asset Value, Beginning of Year .....................    $ 10.15     $ 10.16     $ 10.46     $ 10.48     $ 10.54
Net investment income ..................................        .31         .33         .34         .35         .42
Net realized and unrealized gain (loss) on investment ..       (.18)        .02        (.28)        .01        (.03)
                                                            -------     -------     -------     -------     -------
Total from Investment Operations .......................        .13         .35         .06         .36         .39
                                                            -------     -------     -------     -------     -------

Less Distributions:
Dividends from net investment income ...................       (.31)       (.33)       (.34)       (.35)       (.42)
Distribution from net realized gains ...................       (.00)       (.03)       (.02)       (.03)       (.03)
                                                            -------     -------     -------     -------     -------
Total Distributions ....................................       (.31)       (.36)       (.36)       (.38)       (.45)
                                                            -------     -------     -------     -------     -------
Net Asset Value, End of Year ...........................    $  9.97     $ 10.15      $10.16     $ 10.46     $ 10.48
                                                            =======     =======     =======     =======     =======

Total investment return at Net Asset Value (a) .........       1.24%       3.56%       0.56%      3.55%        3.60%
Ratios and Supplemental Data:
  Net Assets, End of Year (000's omitted) ..............    $22,160     $26,195     $28,169     $31,585     $33,115
Ratio of expenses to average net assets ................       1.66%       1.49%       1.39%       1.24%       1.06%
Ratio of net investment income to average
 net assets ............................................       3.05%       3.28%       3.27%       3.40%       3.82%
Portfolio turnover .....................................          6%          1%         13%         15%         19%

Fund expenses per share ................................        .17         .15         .14         .13         .12
Net investment income per share ........................        .31         .33         .34         .35         .42

(a) Total investment return does not reflect sales load.

Average share method was used to calculate financial highlights.

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND
                         NOTES TO FINANCIAL STATEMENTS
                                October 31, 2007

NOTE 1 Significant Accounting Policies

      VLC Trust (the Trust) is a Massachusetts business trust organized on August 1, 1986 and registered under the Investment Company Act of 1940, as amended, as a non diversified, open-end management investment company. The Declaration of Trust permits the Trustees to create additional portfolios (funds). As of October 31, 2007 there is only one fund, Ocean State Tax Exempt Fund (the Fund). The objective of the Fund is to seek to provide as high a level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund invests primarily in obligations which pay interest exempt from Rhode Island and Federal income taxes. The Fund commenced operations on December 8, 1986.

      At October 31, 2007, 94.23% of the Fund's net assets are invested in Rhode Island municipal securities. Economic changes affecting the state in certain of its public bodies and municipalities may affect the ability of the issuer to pay the required principal and interest payments of the municipal securities. In order to reduce risk associated with such factors on October 31, 2007, 84.09% of the portfolio of investments have credit enhancements backing them which the Fund relies on, such as: letters of credit, insurance, or guarantees. MBIA provides the largest total enhancements for the Fund, representing 19.84% of the portfolio.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      A) Security Valuation: The net asset value per share (NAV) for the Fund is determined at 4:30 p.m., Eastern Time, on each business day the New York Stock Exchange is open. Due to the fact that the market for municipal securities is a dealer market with no central trading location or continuous quotation system, the Fund has developed a method to determine the current fair value of portfolio securities that accurately reflects the value of the Fund. This method reflects a combination of prices derived from market inputs on a weekly basis, which are adjusted daily, based on estimated fair value using methods determined by the Trustees and applied on a consistent basis.

      Once a week, the Fund uses a national pricing service to obtain values for its portfolio securities. Valuations furnished by a pricing service are believed to reflect the fair value of such securities based on appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, broker quotes and other local market conditions. The Fund will also use values from the pricing service on volatile municipal market days. The Fund then utilizes a pricing matrix based on the Bond Buyer 40 Municipal Bond Index to adjust valuations as needed on a daily basis between dates when values are obtained from the pricing service. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities.

      Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts.

                          OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)
                                October 31, 2007

      Other securities, for which the pricing service is unable to provide a value, are appraised in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. The Trustees monitor the valuation of the Fund's municipal bonds through receipt of periodic reports from the Adviser. At October 31, 2007 there were no securities fair valued.

      B) Security Transactions and Related Investment Income: Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. The specific identification method is used for determining net realized gains and losses for both financial statement and Federal income tax purposes.

      C) Federal Income Taxes: The Fund's policy is to comply with the provisions of subchapter M of the Internal Revenue Code available to regulated investment companies and distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for Federal income tax or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes, because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

      The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended October 31, 2007 and 2006 were as follows:

                                                     2007         2006
                                                     ----         ----

          Tax-Exempt Income ..................     $729,197     $878,381
          Long-Term Capital Gains ............            0       92,289
          Taxable Ordinary Income ............        3,287        3,072

      The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatments of market discounts. Permanent differences are generally due to the treatment of market discount upon disposition. Permanent book and tax basis differences may result in reclassifications to undistributed (distributions in excess of) net investment income, accumulated net realized gain (loss) and paid-in capital.

      As of October 31, 2007 the components of distributable earnings on a tax basis were as follows:

          Unrealized Appreciation ........................    $466,652
          Undistributed Tax-Exempt Income ................          --
          Capital Loss Carryforward ......................     (25,706)
          Capital loss carryforward expires on 10/31/14.

      D) Distributions to Shareholders: Dividends from net investment income are declared daily and distributed monthly. Capital gains distributions, if any, are declared and distributed annually.

                          OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)
                                October 31, 2007

NOTE 2 Advisory and Administrative Services and Other Affiliated Transactions

      Van Liew Capital Inc. is the Adviser and the Administrator to the Fund. The Fund pays Van Liew Capital Inc. at the following annual rates for the adviser and administrator services, respectively:

          .35 and .25 of 1% of the first $200 million of average daily net assets.
          .30 and .20 of 1% of average daily net assets over $200 million.

      The Fund does not pay fees to Trustees affiliated with the Adviser or to any of its officers. The Fund pays Trustees who are not interested persons of the Fund an annual retainer plus $250 per meeting attended. The annual retainer at October 31, 2007 was $2,000. The Chairman of the Board of Trustees annual retainer is $4,000. The Chairman of the Audit Committee's annual retainer is $2,500.

      Legal fees and expenses of $24,467 were paid to a firm of which the Fund's Secretary is a partner.

      Van Liew Securities, Inc., a subsidiary of the Adviser, is the Distributor of the fund ("the Distributor"). During the period November 1, 2006 through October 31, 2007, the Distributor received $1,115 in commissions as a result of Fund share sales.

NOTE 3 Investment Transactions

      During the period ended October 31, 2007 purchases and sales of investment securities, other than short-term investments, aggregated $1,460,779 and $4,928,267, respectively. The aggregate cost of investments for Federal income tax purposes was $21,430,987. At October 31, 2007, gross unrealized appreciation on investment securities was $470,599 and gross unrealized depreciation on investment securities was $25,841.

NOTE 4 Shares of Beneficial Interest

      The authorized capital of the Fund consists of unlimited number of shares of beneficial interest with par value of one cent per share. Transactions in shares of beneficial interest and in dollars were as follows:

                                                        Shares         Amount
                                                        ------         ------

   Balance at 10/31/05 ............................   2,773,653     $27,331,931
   Shares sold ....................................      51,974         525,457
   Shares issued in reinvestment of dividends .....      47,149         476,296
   Shares redeemed ................................    (291,446)     (2,944,216)
                                                      ---------     -----------
   Net decrease ...................................    (192,323)     (1,942,463)
                                                      ---------     -----------
   Balance at 10/31/06 ............................   2,581,330     $25,389,468
                                                      =========     ===========
   Shares sold ....................................      69,749         701,681
   Shares issued in reinvestment of dividends .....      35,912         361,044
   Shares redeemed ................................    (464,776)     (4,673,508)
                                                      ---------     -----------
   Net decrease ...................................    (359,115)     (3,610,783)
                                                      ---------     -----------
   Balance at 10/31/07 ............................   2,222,215     $21,778,685
                                                      =========     ===========

                          OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)
                                October 31, 2007

NOTE 5 Distribution Plan

      The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 (the Rule) of the Investment Company Act of 1940 (the Act). The Rule provides in substance that the Fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule. Under the Plan, the Fund is authorized to pay for the printing of all prospectuses, statements of additional information and reports and notices to shareholders, even those which are not sent to existing shareholders. The plan paid $18,502 during fiscal year 2007.

NOTE 6 Disclosure in the Tax Section of the Notes

      On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not been determined.

NOTE 7 Disclosure in Valuation Section of the Notes

      In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the Fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement on the Fund's financial statements.

                          OCEAN STATE TAX EXEMPT FUND

                            PORTFOLIO OF INVESTMENTS
                             as of October 31, 2007

                                                                                           Ratings
Principal                                                                                  Moody's/               Value
  Amount                                                                             Standard & Poor's (b)      (Note 1)
---------                                                                            ---------------------      --------

MUNICIPAL SECURITIES (98.82%) (a)
Rhode Island General Obligation and Revenue (67.97%) (a)
$  500,000  Barrington School District 5.00%, 10/1/14 ..........................            Aa-2/NR            $   521,160
   250,000  Cranston General Obligation FSA Insured 5.00%, 2/15/24 .............            Aaa/AAA                260,360
   250,000  Cranston General Obligation FSA Insured 5.00%, 2/15/22 .............            Aaa/AAA                261,203
   225,000  Middletown General Obligation 4.00%, 7/15/12 .......................            Aa-2/NR                228,456
   200,000  North Kingstown General Obligation FGIC Insured 5.70%, 10/1/18 .....            Aaa/NR                 210,286
   250,000  North Providence General Obligation FSA Insured 4.00%, 10/15/17 ....            Aaa/AAA                250,783
   365,000  Narragansett Bay Waste Water System MBIA Insured 5.00%, 8/1/27 .....            Aaa/AAA                380,180
   500,000  Providence General Obligation FSA Insured 5.00%, 7/15/14 ...........            Aaa/AAA                537,900
   150,000  Providence Public Bldg. Auth. MBIA Insured 5.50%, 12/15/13 .........            Aaa/AAA                151,823
   500,000  Providence Public Bldg. Auth. AMBAC Insured 5.125%, 12/15/14 .......            Aaa/AAA                524,415
   685,000  Providence Public Bldg. Auth. FSA Insured 5.00%, 12/15/18 ..........            Aaa/AAA                703,009
   250,000  Providence Public Bldg. Auth. AMBAC Insured 5.25%, 12/15/15 ........            Aaa/AAA                263,045
   500,000  Providence Redevelopment Auth. AMBAC Insured, 5.30%, 4/1/12 ........            Aaa/NR                 525,410
   200,000  Providence Redevelopment Radian Insured 4.25%, 9/1/13 ..............             NR/AA                 199,378
   250,000  Warwick General Obligation FSA Insured 4.00%, 7/15/11 ..............            Aaa/AAA                253,940
   250,000  Warwick General Obligation FSA Insured 4.125%, 7/15/13 .............            Aaa/AAA                255,070
   500,000  West Warwick General Obligation 5.00%, 10/15/25 ....................            A-3/NR                 509,210
   225,000  Rhode Island Clean Water MBIA Insured 5.00%, 10/1/18 ...............            Aaa/AAA                231,791
   500,000  Rhode Island Clean Water MBIA Insured 4.40%, 10/1/25 ...............            Aaa/AAA                496,920
   650,000  Rhode Island Depositors Economic Protection Corp. MBIA Insured
             Escrowed to Maturity 6.55%, 8/1/10 ................................            Aaa/AAA                680,436
   215,000  Rhode Island Depositors Economic Protection Corp. CAPMAC Guaranteed
             Escrowed to Maturity 6.375%, 8/1/22 ...............................            Aaa/AAA                268,417
   250,000  Rhode Island Depositors Economic Protection Corp.
             Escrowed to Maturity 5.75%, 8/1/21 ................................            Aaa/NR                 291,263
   395,000  Rhode Island Economic Department of Transportation 5.00%, 6/15/10 ..            Aaa/AAA                409,848
   500,000  Rhode Island Economic Department of Transportation AMBAC Insured
             3.75%, 6/15/13 ....................................................            Aaa/AAA                502,250
   500,000  Rhode Island Economic Development Corp. Airport Revenue FSA Insured
             5.25%, 7/1/12 .....................................................            Aaa/AAA                510,225
   395,000  Rhode Island Economic Development Corp. Airport Revenue FSA Insured
             5.25%, 7/1/13 .....................................................            Aaa/AAA                402,896
   545,000  Rhode Island Economic Development Corp. Airport Revenue FSA Insured
             5.25%, 7/1/14 .....................................................            Aaa/AAA                555,786

                                       14

                           OCEAN STATE TAX EXEMPT FUND
                     PORTFOLIO OF INVESTMENTS -- (Continued)

                                                                                           Ratings
Principal                                                                                  Moody's/               Value
  Amount                                                                             Standard & Poor's (b)      (Note 1)
---------                                                                            ---------------------      --------

MUNICIPAL SECURITIES (a) -- (continued)
Rhode Island General Obligation and Revenue (continued)
$  450,000  Rhode Island Economic Development Corp. Airport Revenue FSA Insured
             5.00%, 7/1/18 .....................................................            Aaa/AAA            $   457,447
   900,000  Rhode Island Economic Development Corp. Providence Place Radian
             Insured 6.125%, 7/1/20 ............................................             NR/AA                 965,430
   100,000  RI COPS MBIA Insured 5.375%, 10/1/16 ...............................            Aaa/AAA                101,138
   250,000  RI COPS Kent County Courthouse MBIA Insured
             5.00%, 10/1/22 ....................................................            Aaa/AAA                261,263
   300,000  Rhode Island Lease Participation Certificate Shepard Bldg. AMBAC
             Insured 5.125%, 6/1/12 ............................................            Aaa/AAA                303,315
   500,000  Rhode Island Refunding Bond Authority AMBAC Insured 5.25%, 2/1/10 ..            Aaa/AAA                507,000
   500,000  Rhode Island General Obligation MBIA Insured 5.00%, 9/1/18 .........            Aaa/AAA                523,640
 1,000,000  Rhode Island General Obligation FGIC Insured 5.50%, 9/1/16 .........            Aaa/AAA              1,046,520
   250,000  Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/16 ............            Aaa/AAA                255,717
   250,000  Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/15 ............            Aaa/AAA                255,717
                                                                                                               -----------
            Total Rhode Island General Obligation and Revenue ..................                               $15,062,647
                                                                                                               -----------
Rhode Island Health & Education Building Corporation (20.98%)(a)
$  100,000  University of Rhode Island AMBAC Insured 5.20%, 9/15/15 ............            Aaa/AAA            $   105,744
   300,000  University of Rhode Island AMBAC Insured 5.20%, 9/15/16 ............            Aaa/AAA                317,232
   100,000  Bryant College AMBAC Insured 4.60%, 6/1/12 .........................            Aaa/AAA                104,179
   250,000  Salve Regina College Radian Insured 5.25%, 3/15/18 .................             NR/AA                 257,790
   750,000  Johnson & Wales College MBIA Insured 5.00%, 4/1/29 .................            Aaa/AAA                766,807
   500,000  Johnson & Wales College XL Capital 5.25%, 4/1/14 ...................            Aaa/AAA                537,130
   500,000  Rhode Island Public Schools Financing Program FSA Insured 5.00%,
             5/15/20 ...........................................................            Aaa/AAA                533,970
   100,000  Providence Public Schools Financing Program FSA Insured 5.50%,
             5/15/16 ...........................................................            Aaa/AAA                111,986
   250,000  Rhode Island School of Design MBIA Insured 4.40%, 6/1/15 ...........            Aaa/AAA                257,590
   585,000  Rhode Island School of Design MBIA Insured 4.60%, 6/1/17 ...........            Aaa/AAA                604,129
   500,000  St. Antoine Residence LOC-Allied Irish Bank 6.125%, 11/15/18 .......            Aa-2/NR                517,385
    30,000  Lifespan MBIA Insured 5.75%, 5/15/23 ...............................            Aaa/AAA                 30,629
   500,000  Times 2 Academy LOC-Citizens Bank 5.00%, 12/15/24 ..................            Aa2/NR                  505,640
                                                                                                               -----------
            Total Rhode Island Health & Education Building Corporation .........                               $ 4,650,211
                                                                                                               -----------
Rhode Island Housing & Mortgage Finance Corporation (5.27%)(a)
$  200,000  3.95%, 10/1/15 .....................................................           Aa-2/AA+            $   200,236
    10,000  6.50%, 10/1/22 .....................................................           Aa-2/AA+                 10,032
   950,000  4.30%, 10/1/17 .....................................................           Aa-2/AA+                953,410
     5,000  6.50%, 4/1/27 ......................................................           Aa-2/AA+                  5,034
                                                                                                               -----------
            Total Rhode Island Housing & Mortgage Finance Corporation ..........                               $ 1,168,712
                                                                                                               -----------
            TOTAL RHODE ISLAND BONDS (94.23%) (a) ..............................                               $20,881,570
                                                                                                               -----------

                                       15

                           OCEAN STATE TAX EXEMPT FUND
                     PORTFOLIO OF INVESTMENTS -- (Continued)

                                                                                           Ratings
Principal                                                                                  Moody's/               Value
  Amount                                                                             Standard & Poor's (b)      (Note 1)
---------                                                                            ---------------------      --------

MUNICIPAL SECURITIES (a) -- (continued)

Puerto Rico Bonds (4.59%) (a)
$  350,000  Puerto Rico Commonwealth 5.00%, 7/1/29 .............................           Baa3/BBB-           $   354,721
   500,000  Puerto Rico Electric Power Authority MBIA Insured 5.125%, 7/1/29 ...            Aaa/AAA                539,475
   120,000  Puerto Rico Municipal Finance Auth. FSA Insured 5.50%, 7/1/17 ......            Aaa/AAA                121,873
                                                                                                               -----------
            TOTAL PUERTO RICO BONDS (4.59%) (a) ................................                               $ 1,016,069
                                                                                                               -----------
            TOTAL INVESTMENTS (Cost $21,452,881) (96.81%) (a) ..................                               $21,897,639
                                                                                                               -----------
            OTHER ASSETS AND LIABILITIES (1.18%) ...............................                               $   262,544
                                                                                                               -----------
            TOTAL NET ASSETS (100%) ............................................                               $22,160,183
                                                                                                               ===========

(a) Percentages indicated are based on net assets of $22,160,183 at October 31, 2007 (total investments plus cash and receivables less liabilities) which corresponds to a net asset value per share of $9.97.
(b) These municipal securities meet the four highest ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by the directors and are unaudited. The ratings indicated are the most current available and are unaudited. When bonds are rated differently by Moody's and S&P, the higher rating has been reported.
    The rating NR means it is not rated by Moody's or S&P. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See Note 1)
(c) Abbreviations used:
       AMBAC -- American Municipal Bond Assurance Corp.
        CGIC -- Capital Guaranty Insurance Co.
        FGIC -- Financial Guaranty Insurance Co.
         FSA -- Financial Security Assurance Inc.
        MBIA -- Municipal Bond Investors Assurance Corp.
         LOC -- Letter of Credit
      CAPMAC -- Capital Markets Assurance Corp.
      Radian -- Radian Insurance Co.

                       See Notes to Financial Statements.

           Report of Independent Registered Public Accounting Firm

To the Board of Trustees of VLC Trust and Shareholders of
Ocean State Tax Exempt Fund:

      We have audited the accompanying statement of assets and liabilities of Ocean State Tax Exempt Fund (the "Fund") (the only portfolio of the VLC Trust), including the schedule of investments, as of October 31, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2007, by correspondence with custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Ocean State Tax Exempt Fund of VLC Trust, at October 31, 2007, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.


                                       /s/ Ernst & Young LLP


Boston, Massachusetts
December 17, 2007

TAX INFORMATION (Unaudited)

      For the year ended October 31, 2007 the amount of long-term capital gain distributions designated by the Fund was $0. The amount of tax exempt interest dividends distributed by the Fund was $729,197. The amount of ordinary income dividends distributed by the Fund was $3,287.

Trustees and Officers

      The Trustees of the Fund are responsible for the management and direction of the business and affairs of the Fund. The Trustees and officers of the Fund, their affiliations, if any, with the Adviser, and their principal occupations during at least the past five years are set forth below. Trustees who are "interested persons" of the Fund as that term is defined in the 1940 Act are designated with an (*) asterisk. Age of the Trustee is in parentheses (). The VLC Trust consists of one investment portfolio. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the Commissions website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Statement of Additional Information includes additional information about Trustees and is available along with Form N-Q, without charge and upon request, by calling 401-421-1411.

Name, Address and Age              Position(s) Held with Fund     Principal Occupation(s) During Past Five Years
---------------------              --------------------------     ----------------------------------------------
Alfred B. Van Liew* (73)           President (since 1987)         Managing Partner of the Adviser since 1984;
One Regency Plaza                  and Trustee (since 1986)       Director of the Distributor since May 1990;
Suite One                                                         Chairman and Chief Executive Officer of Van
Providence, Rhode Island 02903                                    Liew Trust Company, a Rhode Island chartered
                                                                  trust company; Trustee of Preserve Rhode
                                                                  Island since 1971; Adviser to the National
                                                                  Trust for Historic Preservation since 1983;
                                                                  Trustee of St. Andrew's School since 1984;
                                                                  Trustee of The Seamen's Institute, Newport,
                                                                  Rhode Island since 1994

John St. Sauveur (72)              Chairman (since 2006)          Director of the Adviser until 2005; President
219 Great Road                     and Trustee (since 1992)       and CEO, WestBank Realty Corporation;
North Smithfield,                                                 Director, Community College of Rhode Island
Rhode Island 02896                                                Foundation; Chairman, Woonsocket Industrial
                                                                  Development Corporation; Chairman, Greater
                                                                  Woonsocket Industrial Development Foundation;
                                                                  Vice-Chairman, North Smithfield Industrial
                                                                  Development Commission; a Vice President and
                                                                  Director, Rhode Island Chamber of Commerce
                                                                  Federation; Member, Rhode Island State Job
                                                                  Training Coordination Council; Finance
                                                                  Chairman, Landmark Health System; Trustee,
                                                                  Landmark Medical Center; Commissioner of the
                                                                  Rhode Island Resource Recovery Corporation
                                                                  (1992-present); Chairman, The Rehabilitation
                                                                  Hospital of Rhode Island; Director and
                                                                  Corporate Secretary, Gooding Realty
                                                                  Corporation.

                                      19

Name, Address and Age              Position(s) Held with Fund     Principal Occupation(s) During Past Five Years
---------------------              --------------------------     ----------------------------------------------
Mary Ann Altrui (64)               Trustee (since 2001)           Former Executive Director of St. Antoine
75 Meridian Street                                                Residence and Villa at St. Antoine (1988-
Providence, Rhode Island 02908                                    present); Director of Diocesan Elder Care
                                                                  Services (1997-present); oversight
                                                                  responsibility for St. Clare Home (a 44-bed
                                                                  nursing facility in Newport, RI) founding
                                                                  member with St. Elizabeth Community,
                                                                  Scandinavian Home, and Steere House of
                                                                  "CareLink" (a management service organization
                                                                  incorporated in 1977); member of American
                                                                  College of Health Care Administrators; Board
                                                                  member of Visiting Nursing Services of
                                                                  Greater Rhode Island; advisory committee
                                                                  member for the Diocese of Providence, the
                                                                  State of Rhode Island and the Nonprofit
                                                                  Association of Facilities and Services for
                                                                  the Aging.

Milton C. Bickford, Jr. (76)       Trustee (since 1987)           Private investor since 1989; Director
147 Beavertail Road                                               (Chairman 1999-2002) of AAA Southern New
Jamestown, Rhode Island 02835                                     England; Director, AAA Southern New England
                                                                  Bank (1999-2005); Trustee, National Traffic
                                                                  Safety Foundation (1999-2000).

Meredith A. Curren (48)            Trustee (since 2001)           Chief Executive Officer, Pease & Curren, Inc.
75 Pennsylvania Avenue                                            (refiners of precious metals) since 1990;
Warwick, Rhode Island 02888                                       Director, Bancorp Rhode Island, Inc. and Bank
                                                                  Rhode Island; Board Member, Providence
                                                                  Jewelers Club; Board Member, Providence
                                                                  Chamber of Commerce; Partner, SVP RI, Social
                                                                  Venture Partners of RI.; Board Member,
                                                                  Research Engineering & Manufacturing, Inc.

Michael E. Hogue (64)              Trustee (since 1989)           Managing Partner, eTime (insurance services)
116 Chestnut Street                                               (February 2002-present); President, VIAcorp
Providence, Rhode Island 02903                                    (financial services) (June 1994-present);
                                                                  Assistant Professor of Insurance at the
                                                                  Wharton School, University of Pennsylvania;
                                                                  Trustee Emeritus, Trinity Repertory Company
                                                                  (1997-present); President, Jewelry District
                                                                  Association (1999-present).

                                      20

Name, Address and Age              Position(s) Held with Fund     Principal Occupation(s) During Past Five Years
---------------------              --------------------------     ----------------------------------------------
Arthur H. Lathrop (53)             Trustee (since 2001)           In practice as a Certified Public Accountant
3 Orleans Court                                                   (sole proprietor)  in Westerly, RI (1991-
Westerly, Rhode Island 02891                                      present); Director and Audit Committee
                                                                  member, Newport Federal Savings Bank and
                                                                  Newport Bancorp, Inc. (2005-present);
                                                                  Trustee, Westerly Savings Bank (1993-2005);
                                                                  Trustee and Treasurer, River Bend Cemetery
                                                                  Company (1990-present); Incorporator,
                                                                  Community Health Company of Westerly, Inc.
                                                                  (1989-Present); Incorporator, Memorial &
                                                                  Library Association of Westerly (2004-
                                                                  present)

Lawrence B. Sadwin (62)            Trustee (since 2001)           President, Friends of World Heart Foundation,
18 Oyster Point                                                   President, Lifestyle Security, LLC (since
Warren, Rhode Island 02885                                        August 2002), Division Marketing Leader for
                                                                  General Electric (2000-2002); Chief Operating
                                                                  Officer (1999-2000), Regional Manager
                                                                  (1998-1999), Recruiter (1997-1998) and Long
                                                                  Term Care Specialist (1997) for Travelers/NET
                                                                  Plus, Inc.; Consultant (1994-1997), MGS
                                                                  Holding Corporation; Member-At-Large,
                                                                  National Board of Directors, American Heart
                                                                  Association; Member, National Leadership
                                                                  Council, Research America; Chairman, Landmark
                                                                  Medical Center; Member and counsel to public
                                                                  representatives, National Institution of
                                                                  Health; Chairman, American Heart Association
                                                                  (2001-2002).

Samuel H. Hallowell, Jr. (60)      Vice President                 Partner of the Adviser and Vice President,
One Regency Plaza                  (since 1989)                   Van Liew Trust Company (1984-present);
Suite One                                                         Secretary and past Secretary, Audubon Society
Providence, Rhode Island 02903                                    of Rhode Island.

Joseph J. Healy (40)               Vice President                 Investment Officer, Fund controller and
One Regency Plaza                  (since 1996)                   primary trader of the Adviser (1992-2000);
Suite One                                                         Vice President of the Adviser (1992-2000);
Providence, Rhode Island 02903                                    Vice President, Van Liew Trust Company (1996-
                                                                  present); President and General Securities
                                                                  Principal of the Distributor (1993-present)

Kevin M. Oates (47)                Vice President, Treasurer      Partner of the Adviser (1996-present); Chief
One Regency Plaza                  and Chief Compliance           Operating Officer of the Adviser and Van Liew
Suite One                          Officer (sinze 1991)           Trust Company (April 2000-present), Vice
Providence, Rhode Island 02903                                    President and Treasurer of the Distributor
                                                                  (1991-present); Vice President-Administration
                                                                  of the Adviser (1991-2000).

                                       21

Name, Address and Age              Position(s) Held with Fund     Principal Occupation(s) During Past Five Years
---------------------              --------------------------     ----------------------------------------------
Margaret D. Farrell (58)           Secretary (since 1986)         Partner, Hinckley, Allen & Snyder LLP,
1500 Fleet Center                                                 general legal counsel to the Fund (1981-
Providence, Rhode Island, 02903                                   present); Secretary, Bancorp Rhode Island,
                                                                  Inc. and Bank Rhode Island; Director, Care
                                                                  New England Health System; Director, Women &
                                                                  Infants Corporation; Trustee, Women and
                                                                  Infants Hospital of Rhode Island; Secretary,
                                                                  Astro-Med, Inc. (manufacturer of graphic
                                                                  recording and printing systems).

NOTE 6 Privacy Policy

      The Van Liew Companies and Ocean State Tax Exempt Fund have always been committed to ensuring your financial privacy. We do not sell personal information to anyone. We recognize and respect the privacy of our customers. This notice is being sent to comply with the privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers.

    o Only such information received from you, through application forms or otherwise, and information about your transactions will be collected.

    o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). We do not disclose nonpublic personal information about you to non-affiliated third parties.

    o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

Investment Adviser & Administrator

  Van Liew Capital Inc.                            [LOGO]   OCEAN STATE
  One Regency Plaza, Suite One                              TAX EXEMPT FUND
  Providence, Rhode Island 02903                  (The Portfolio of VLC Trust)

Distributor

  Van Liew Securities, Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

Custodian

  PFPC Trust Company
  Airport Business Center
  200 Stevens Drive, Suite 440
  Lester, Pennsylvania 19113

Transfer Agent

  Ocean State Tax Exempt Fund                              Annual Report
  c/o PFPC, Inc.                                         October 31, 2007
  P.O. Box 9839
  Providence, Rhode Island 02903

Independent Registered Public Accounting Firm

  Ernst & Young LLP
  200 Clarendon Street
  Boston, MA 02116-5072

Counsel

  Hinckley, Allen & Snyder LLP
  1500 Fleet Center
  Providence, Rhode Island 02903

Trustees

  John H. St. Sauveur, Chairman
  Alfred B. Van Liew
  Mary Ann Altrui
  Milton C. Bickford, Jr.
  Meredith A. Curren
  Michael E. Hogue
  Arthur H. Lathrop
  Lawrence B. Sadwin

  Officers

  Alfred B. Van Liew, President
  Samuel H. Hallowell, Vice President              Interest income exempt
  Joseph J. Healy, Vice President                  from Federal and Rhode
  Kevin M. Oates, Chief Compliance Officer         Island income taxes
   and Treasurer                                   from quality municipal
  Margaret D. Farrell, Secretary                   Bonds.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a code of ethics applicable to its President (as the registrant's principal executive officer), the Treasurer (as the registrant's principal financial and accounting officer) and any other person or persons performing the functions of these offices or the functions of a controller. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-330-1116.

(b) During the period covered by this report, no amendments were adopted to the registrant's code of ethics applicable to its President, Treasurer or other persons performing the functions of those offices or the functions of a controller.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. The registrant's board has designated Arthur H. Lathrop, an independent trustee, as its audit committee financial expert. Mr. Lathrop is a practicing certified public accountant and sole proprietor in Westerly, Rhode Island. Previously, Mr. Lathrop served as Tax Manager of Sansiveri, Ryan, Sullivan & Co. of Providence and Westerly, Rhode Island.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (d) The following table sets forth the aggregate fees billed for the past two fiscal years by the independent auditor Ernst & Young LLP, for professional services rendered for: (i) the audit of the Fund's annual financial statements included in the Fund's annual report to shareholders; and (ii) tax compliance, tax advice and tax return preparation. No fees were paid for audit related or other services.

Fiscal Year Ended     Audit     Audit Related      Tax     All Other
-----------------     -----     -------------      ---     ---------

October 31, 2006     $35,500    $0               $5,000    $0
October 31, 2007     $47,200    $0               $5,115    $0

(e) (1) The Fund's Audit Committee Charter requires the pre-approval of all audit and non-audit services provided to the Fund by the Fund's independent auditors. The Fund's Audit Committee Charter also requires pre-approval of all audit and non-audit services provided to the Adviser and service affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees and Tax Fees in the table above are for services pre-approved by the Fund's Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services for the past two fiscal years provided to the Fund, the Fund's Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund, which include conducting an annual internal control report pursuant to Statement on Auditing Standards No. 70 ("Service Affiliates"):

                     All Fees for Non-Audit      Total Amount of
                     Services Provided to the    Foregoing Column
                     Fund, the Adviser and       Pre-Approved by
                     Service Affiliates          the Audit Committee

October 31, 2006     $0                          $0
October 31, 2007     $0                          $0

(h) Not applicable. No non-audit services were provided to the Fund, the Adviser or any Service Affiliates during the past two fiscal years.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable. Registrant is not a listed issuer as defined in Rule 10A-3 of the Securities Exchange Act of 1934.

ITEM 6. SCHEDULE OF INVESTMENTS. Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable. Registrant is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable. Registrant is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS. Not applicable. Registrant is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures conducted within 90 days of the filing date of this report, the President and Treasurer have concluded that those controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurance that material information required to be disclosed by the registrant in this Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

      (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation described above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

      (a) Any Code of Ethics, or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. See Item 2.

      (b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940.

            (i) EX-99.(a) CERT - Certification of President pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 (filed herewith).

            (ii) EX-99.(b) CERT - Certification of Vice President and Treasurer pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 (filed herewith).

            (iii) EX-99.906(a) CERT - Certification of President pursuant to
      Section 906 of the Sarbanes - Oxley Act of 2002 (filed herewith).

            (iv) EX-99.906(b) CERT - Certification of Vice President and Treasurer pursuant to Section 906 of the Sarbanes - Oxley Act of 2002 (filed herewith).

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           VLC Trust ON BEHALF OF
                                       OCEAN STATE TAX EMEMPT FUND


Date: December 31, 2007                By: /s/ Alfred B. Van Liew
                                           ------------------------------------
                                           Alfred B. Van Liew
                                           President

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: December 31, 2007                By: /s/ Alfred B. Van Liew
                                           ------------------------------------
                                           Alfred B. Van Liew
                                           President

Date: December 31, 2007                By: /s/ Kevin M. Oates
                                           ------------------------------------
                                           Kevin M. Oates
                                           Vice President & Treasurer